Share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands		9 Months Ended
	Mar. 29, 2018	Oct. 31, 2018	Oct. 31, 2017	[2]	Jan. 31, 2018	[1]
Disclosure of classes of share capital [line items]
Share capital		£ 823			£ 736
Proceeds from exercise of share options		£ 102	£ 392
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)	8,333,333	82,264,881
Price per share (in pounds per share)	£ 1.80
Share capital	£ 15,000
Share issue related cost	£ 900

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’